Shareholder Equity and Non-Controlling Interests (Tables)	9 Months Ended
Sep. 30, 2013
Dividends Declared

On July 25, 2013, our board of directors declared the following dividends for July, August and September 2013:

Month	Record Date	Payment Date	Dividend Declared Per Share
July 2013	August 5, 2013	August 15, 2013	$0.05333
August 2013	August 30, 2013	September 13, 2013	$0.05333
September 2013	September 30, 2013	October 15, 2013	$0.05333

On October 10, 2013, our board of directors declared the following dividends for October, November and December 2013:

Month	Record Date	Payment Date	Dividend Declared Per Share
October 2013	October 31, 2013	November 15, 2013	$0.05333
November 2013	November 29, 2013	December 16, 2013	$0.05333
December 2013	December 31, 2013	January 15, 2014	$0.05333